AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 79.33%
ASSET-BACKED SECURITIES — 14.47%**
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
5.09% 07/25/56
1,2
$ 9,337 $ 9,000
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
5.21% 10/17/34
1,2,3
100,000 97,541
Americredit Automobile Receivables Trust,
Series 2019-1, Class D
3.62% 03/18/25 175,000 172,206
Apidos CLO XXII,
Series 2015-22A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.06%)
5.30% 04/20/31
1,2,3
200,000 197,220
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
5.04% 01/20/28
1,2,3
49,379 49,058
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
5.19% 07/20/29
1,2,3
49,707 49,365
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
4.94% 01/25/35
1,2
6,742 6,729
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
5.90% 02/25/35
2
191,922 190,847
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
5.50% 02/25/30
2
42,493 42,305
Carmax Auto Owner Trust,
Series 2020-1, Class C
2.34% 11/17/25 135,000 129,915
Carvana Auto Receivables Trust,
Series 2022-P3, Class A3
4.61% 11/10/27 165,000 160,223
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
5.49% 10/25/34
1,2,3
100,000 97,000
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
5.43% 11/15/28
1,2,3
84,076 83,177
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
4.98% 04/15/29
1,2,3
$ 45,039 $ 44,496
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
5.25% 10/15/34
1,2,3
150,000 145,875
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
5.01% 04/25/35
2
1,076 1,066
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
5.09% 03/25/36
2
14,421 14,407
Exeter Automobile Receivables Trust,
Series 2021-1A, Class D
1.08% 11/16/26 145,000 135,626
Exeter Automobile Receivables Trust,
Series 2021-2A, Class B
0.57% 09/15/25 75,898 75,386
Exeter Automobile Receivables Trust,
Series 2022-6A, Class C
6.32% 05/15/28 130,000 130,185
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
5.39% 10/20/34
1,2,3
140,000 136,561
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
5.81% 05/25/34
1,2
25,607 25,591
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
4.88% 04/15/31
1,2,3
68,182 67,576
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
5.28% 07/21/30
1,2,3
168,514 166,654
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
4.90% 06/25/31
2
71,109 67,328
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
5.44% 12/27/66
1,2
61,760 59,578

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust,
Series 2017-4A, Class A2
(LIBOR USD 1-Month plus 0.50%)
4.89% 09/27/66
1,2
$ 3,185 $ 3,184
Nelnet Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
4.97% 06/25/41
1,2
10,096 9,805
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.65%)
4.89% 10/20/34
1,2,3
75,000 73,742
Oak Street Investment Grade Net Lease Fund,
Series 2020-1A, Class A1
1.85% 11/20/50
1
96,367 85,814
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
5.83% 11/20/30
1,2,3
85,000 83,916
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.26% 02/24/37
1,2,3
115,000 111,578
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
5.21% 01/17/31
1,2,3
85,000 84,204
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
5.54% 09/25/65
1,2
43,289 42,399
Progress Residential Trust,
Series 2019-SFR3, Class A
2.27% 09/17/36
1
118,808 112,464
Progress Residential Trust,
Series 2019-SFR4, Class A
2.69% 10/17/36
1
100,000 94,755
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
5.43% 10/20/30
1,2,3
130,000 128,409
SLM Student Loan Trust,
Series 2005-4, Class A3
(LIBOR USD 3-Month plus 0.12%)
4.48% 01/25/27
2
8,567 8,555
SLM Student Loan Trust,
Series 2005-5, Class A4
(LIBOR USD 3-Month plus 0.14%)
4.50% 10/25/28
2
38,700 38,508
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2005-7, Class A4
(LIBOR USD 3-Month plus 0.15%)
4.51% 10/25/29
2
$ 114,204 $ 113,463
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
6.06% 07/25/23
2
85,013 84,157
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
5.46% 07/25/23
2
124,937 120,268
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
5.86% 04/25/23
2
32,127 31,559
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
5.34% 09/25/28
2
124,820 116,953
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
5.09% 01/25/29
2
72,826 67,712
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
4.94% 06/25/43
2
4,940 4,741
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14% 02/15/47
1
207,070 170,530
Sofi Professional Loan Program, LLC,
Series 2019-A, Class A2FX
3.69% 06/15/48
1
147,883 144,779
Stack Infrastructure Issuer LLC,
Series 2019-2A, Class A2
3.08% 10/25/44
1
60,000 56,386
Total Asset-Backed Securities
(Cost $4,240,564) 4,142,796
CORPORATES — 32.35%*
Banking — 9.27%
Bank of America Corp.
(MTN)
0.98% 09/25/25
4
550,000 507,726
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
145,000 115,631
2.59% 09/11/25
1,3,4
220,000 195,493
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
200,000 183,909
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,4
395,000 365,624

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,4
$ 200,000 $ 192,167
Lloyds Banking Group PLC
(United Kingdom)
3.87% 07/09/25
3,4
60,000 58,107
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
90,000 82,651
1.34% 01/12/27
1,3,4
70,000 61,082
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
105,000 102,616
4.52% 06/25/24
3,4
75,000 74,317
Santander UK Group Holdings PLC
(United Kingdom)
1.53% 08/21/26
3,4
200,000 176,361
3.37% 01/05/24
3,4
155,000 154,991
4.80% 11/15/24
3,4
75,000 73,765
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
330,000 307,895
2,652,335
Communications — 3.16%
AT&T, Inc.
(LIBOR USD 3-Month plus 1.18%)
5.92% 06/12/24
2
175,000 176,177
Charter Communications Operating LLC/Charter
Communications Operating Capital
(LIBOR USD 3-Month plus 1.65%)
6.09% 02/01/24
2
125,000 125,595
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
66,000 59,313
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,5,6,7,8
20,000 —
9.75% 07/15/25
†,1,3,5,6,7,8
61,000 —
Qwest Corp.
7.25% 09/15/25 100,000 100,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
180,000 177,964
5.15% 03/20/28
1
50,000 49,329
T-Mobile USA, Inc.
2.25% 02/15/26 113,000 102,982
2.63% 04/15/26 124,000 113,675
905,535
Consumer Discretionary — 1.17%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
100,000 97,120
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
1,3
$ 35,000 $ 34,851
WarnerMedia Holdings, Inc.
3.43% 03/15/24
1
210,000 203,963
335,934
Electric — 1.45%
Alliant Energy Finance LLC
3.75% 06/15/23
1
140,000 139,057
American Electric Power Co., Inc.
2.03% 03/15/24 120,000 115,637
FirstEnergy Transmission LLC
2.87% 09/15/28
1
128,000 111,924
Pennsylvania Electric Co.
4.15% 04/15/25
1
50,000 47,925
414,543
Energy — 1.45%
Energy Transfer LP
4.25% 04/01/24 150,000 147,374
5.50% 06/01/27 12,000 11,934
Occidental Petroleum Corp.
0.00% 10/10/36
9
25,000 12,787
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 125,000 122,522
Southern Co. Gas Capital Corp.
3.88% 11/15/25 100,000 96,571
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
8,400 8,356
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
15,750 15,351
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
1,600 1,579
416,474
Finance — 7.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.15% 02/15/24
3
150,000 145,644
Air Lease Corp.
2.25% 01/15/23 75,000 74,930
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,000 4,004
Capital One Financial Corp.
1.34% 12/06/24
4
120,000 114,958
Citigroup, Inc.
3.29% 03/17/26
4
290,000 275,913
Goldman Sachs Group, Inc. (The)
1.22% 12/06/23 90,000 86,904
1.95% 10/21/27
4
25,000 21,840

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
(MTN)
(LIBOR USD 3-Month plus 1.60%)
6.33% 11/29/23
2
$ 75,000 $ 75,628
JPMorgan Chase & Co.
0.56% 02/16/25
4
290,000 273,649
0.82% 06/01/25
4
110,000 102,747
2.60% 02/24/26
4
50,000 47,061
Morgan Stanley
(GMTN)
1.51% 07/20/27
4
260,000 226,065
Morgan Stanley
(MTN)
0.53% 01/25/24
4
150,000 149,082
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
75,000 74,594
4.36% 08/01/24
1,3,4
75,000 74,036
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
110,000 109,737
UBS Group AG
(Switzerland)
4.49% 05/12/26
1,3,4
200,000 195,565
2,052,357
Health Care — 2.90%
AbbVie, Inc.
3.75% 11/14/23 125,000 123,792
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
165,000 160,055
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
1
57,000 45,079
Embecta Corp.
5.00% 02/15/30
1
45,000 37,872
HCA, Inc.
5.00% 03/15/24 75,000 74,609
5.25% 06/15/26 185,000 183,078
Illumina, Inc.
5.80% 12/12/25 75,000 75,715
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
16,000 13,909
Prestige Brands, Inc.
3.75% 04/01/31
1
40,000 33,038
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
3
85,000 82,275
829,422
Industrials — 1.25%
Artera Services LLC
9.03% 12/04/25
1
9,000 7,552
Berry Global, Inc.
0.95% 02/15/24 110,000 104,594
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
4.91% 05/05/26
2
$ 29,000 $ 28,171
(LIBOR USD 3-Month plus 0.48%)
5.09% 08/15/36
2
75,000 62,006
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
5,000 4,872
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90% 03/22/23
1,3
150,000 149,492
356,687
Information Technology — 1.26%
NCR Corp.
5.13% 04/15/29
1
8,000 6,699
Oracle Corp.
5.80% 11/10/25 140,000 143,037
Skyworks Solutions, Inc.
0.90% 06/01/23 110,000 107,793
VMware, Inc.
1.00% 08/15/24 110,000 102,367
359,896
Insurance — 1.00%
Athene Global Funding
(SOFR Index plus 0.70%)
4.90% 05/24/24
1,2
85,000 83,508
Nationwide Mutual Insurance Co.
7.06% 12/15/24
1,4
90,000 89,789
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
110,000 109,446
Willis North America, Inc.
4.65% 06/15/27 5,000 4,843
287,586
Materials — 0.39%
Georgia-Pacific LLC
3.60% 03/01/25
1
115,000 111,389
Real Estate Investment Trust (REIT) — 1.65%
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 6,000 4,821
5.38% 11/01/23 190,000 189,535
Healthpeak Properties, Inc.
4.00% 06/01/25 60,000 58,485
Piedmont Operating Partnership LP
3.40% 06/01/23 125,000 123,824
VICI Properties LP/VICI Note Co., Inc.
4.50% 01/15/28
1
6,000 5,539
4.63% 06/15/25
1
95,000 91,150
473,354
Retail — 0.06%
Michaels Cos., Inc. (The)
5.25% 05/01/28

20,000 16,115

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services — 0.07%
Waste Pro USA, Inc.
5.50% 02/15/26
1
$ 23,000 $ 20,363
Transportation — 0.10%
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 30,486 29,392
Total Corporates
(Cost $9,617,700) 9,261,382
MORTGAGE-BACKED — 31.28%**
Non-Agency Commercial Mortgage-Backed — 10.44%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
32,780 31,400
ACAM Ltd.,
Series 2019-FL1, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.51%)
5.84% 11/17/34
1,2,3
79,180 78,810
AREIT Trust,
Series 2019-CRE3, Class A
(CME Term SOFR 1-Month plus 1.38%)
5.71% 09/14/36
1,2
18,780 18,467
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 61,168 59,715
Barclays Commercial Mortgage Securities Trust,
Series 2018-BXH, Class A
(LIBOR USD 1-Month plus 1.00%)
5.32% 10/15/37
1,2
119,346 115,135
Beast Mortgage Trust,
Series 2021-SSCP, Class A
(LIBOR USD 1-Month plus 0.75%)
5.07% 04/15/36
1,2
250,000 239,874
BFLD Trust,
Series 2020-EYP, Class A
(LIBOR USD 1-Month plus 1.15%)
5.47% 10/15/35
1,2
125,000 118,984
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(LIBOR USD 1-Month plus 0.92%)
5.24% 12/15/38
1,2
130,000 125,647
BX Trust,
Series 2021-SDMF, Class A
(LIBOR USD 1-Month plus 0.59%)
4.91% 09/15/34
1,2
121,000 115,888
BXMT Ltd.,
Series 2020-FL3, Class A
(Cayman Islands)
(SOFR30A plus 1.51%)
5.32% 11/15/37
1,2,3
410,000 403,718
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class AAB
2.98% 04/10/48 35,725 34,903
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class AAB
3.47% 09/15/48 $ 29,202 $ 28,436
Cold Storage Trust,
Series 2020-ICE5, Class A
(LIBOR USD 1-Month plus 0.90%)
5.22% 11/15/37
1,2
108,129 105,276
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.26% 10/15/45
4
80,060 3
Commercial Mortgage Trust,
Series 2013-CR11, Class ASB
3.66% 08/10/50 2,844 2,827
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.12% 03/10/46
4
878,728 26
Commercial Mortgage Trust,
Series 2013-LC6, Class XB (IO)
0.36% 01/10/46
1,4
1,407,810 379
Commercial Mortgage Trust,
Series 2015-LC23, Class A2
3.22% 10/10/48 37,887 36,075
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 76,416 73,674
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
5.30% 05/15/36
1,2
245,000 242,266
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.46% 08/10/43
1,4
1,539,901 2,592
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
1,4
327,855 3
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.69% 01/15/47
4
1,452,444 5,679
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.67% 04/15/47 41,948 41,189
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class XA (IO)
0.10% 01/15/46
4
6,207,737 1,008
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.22% 04/15/46
4
2,065,435 565
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class XA (IO)
0.89% 01/15/49
4,5,8
638,676 13,937
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.43% 09/15/39
1,4
303,520 40

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
6.15% 11/15/35
1,2
$ 159,308 $ 156,743
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class ASB
3.56% 11/15/46 3,349 3,325
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class XA (IO)
0.91% 02/15/47
4
881,015 4,810
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class ASB
3.32% 10/15/48 43,156 41,836
One New York Plaza Trust,
Series 2020-1NYP, Class A
(LIBOR USD 1-Month plus 0.95%)
5.27% 01/15/36
1,2
94,000 88,858
SREIT Trust,
Series 2021-MFP, Class A
(LIBOR USD 1-Month plus 0.73%)
5.05% 11/15/38
1,2
250,000 240,622
TMSQ Mortgage Trust,
Series 2014-1500, Class XA (IO)
0.15% 10/10/36
1,4
14,000,000 35,604
TRTX Issuer Ltd.,
Series 2019-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.26%)
5.59% 10/15/34
1,2,3
33,234 33,239
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.17% 08/10/49
1,4,5,8
249,393 67
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 113,014 109,919
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(LIBOR USD 1-Month plus 0.88%)
5.19% 12/15/34
1,2
200,000 185,001
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class A4
3.72% 05/15/47 112,801 110,396
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class ASB
3.39% 08/15/47 14,553 14,350
WF-RBS Commercial Mortgage Trust,
Series 2014-C25, Class XA (IO)
0.79% 11/15/47
4
4,970,820 56,724
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class ASB
3.52% 03/15/47 9,224 9,142
2,987,152
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 8.64%
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 $ 195,079 $ 82,704
Asset-Backed Funding Certificates,
Series 2004-OPT4, Class M1
(LIBOR USD 1-Month plus 0.90%)
5.29% 02/25/34
2
88,050 84,579
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
4.54% 05/26/36
1,2
7,293 7,340
Banc of America Funding Trust,
Series 2015-R7, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.92%)
2.61% 09/26/46
1,2
58,268 57,609
Centex Home Equity Loan Trust,
Series 2005-B, Class M2
(LIBOR USD 1-Month plus 0.65%)
5.03% 03/25/35
2
111,293 109,551
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.92%)
5.30% 10/25/35
2
65,714 65,559
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,4
91,292 80,526
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
118,295 104,848
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M2
(LIBOR USD 1-Month plus 0.68%)
5.06% 10/25/35
2
153,934 147,286
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3, Class M1
(LIBOR USD 1-Month plus 0.39%)
4.78% 06/25/37
2
103,414 101,852
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
5.29% 10/25/47
2
61,222 57,201
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
4.99% 05/25/35
2
40,874 33,764
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 02/25/23)
3.95% 01/25/33 5,237 4,786
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
5.08% 07/19/44

2,055 1,813

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.56%)
4.13% 03/25/36
2
$ 22,369 $ 22,065
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.98% 04/19/36
4
61,053 46,071
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
3.87% 07/19/35
4
765 669
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
5.03% 06/20/35
2
106,455 94,049
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
4.71% 05/25/37
2
40,165 39,926
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
5.25% 08/25/34
2
6,270 5,204
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
(LIBOR USD 1-Month plus 0.42%)
4.81% 05/25/46
2
72,911 65,321
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 2A1
3.32% 06/25/37
4
57,794 36,730
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M3
(LIBOR USD 1-Month plus 0.71%)
5.09% 09/25/35
2
157,303 152,435
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
4.95% 10/25/34
2
100,360 94,531
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE7, Class A2B
(LIBOR USD 1-Month plus 1.00%)
5.39% 07/25/37
2
67,734 65,699
Option One Mortgage Loan Trust 2005-4 Asset-Backed
Certificates,
Series 2005-4, Class M2
(LIBOR USD 1-Month plus 0.69%)
5.08% 11/25/35
2
79,179 73,761
PRPM LLC,
Series 2021-3, Class A1 (STEP-reset date 01/25/23)
1.87% 04/25/26
1
167,437 151,667
PRPM LLC,
Series 2021-6, Class A1 (STEP-reset date 01/25/23)
1.79% 07/25/26
1
70,679 64,161
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 4,097 1,374
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust,
Series 2006-NC3, Class M1
(LIBOR USD 1-Month plus 0.34%)
4.90% 03/25/36
2
$ 84,567 $ 80,322
Residential Asset Securities Corp.,
Series 2005-AHL2, Class M1
(LIBOR USD 1-Month plus 0.63%)
5.02% 10/25/35
2
26,115 26,024
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 3A1
(LIBOR USD 1-Month plus 0.46%)
4.85% 02/25/36
2
39,983 31,394
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,5,8
1,495,451 19,399
VOLT CIII LLC,
Series 2021-CF1, Class A1 (STEP-reset date 01/25/23)
1.99% 08/25/51
1
102,537 92,178
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 01/25/23)
2.12% 04/25/51
1
203,524 180,923
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
3.45% 06/25/42
2
1,099 990
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2
(LIBOR USD 1-Month plus 0.84%)
5.23% 07/25/45
2
93,879 85,815
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-4, Class M3
(LIBOR USD 1-Month plus 0.75%)
5.14% 12/25/35
2
100,000 97,559
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-I, Class A1
4.07% 09/25/33
4
5,752 5,533
2,473,218
U.S. Agency Commercial Mortgage-Backed — 1.76%
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X1 (IO)
0.17% 04/25/23
4
18,529,085 5,295
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K033, Class X1 (IO)
0.28% 07/25/23
4
3,870,509 3,795
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K036, Class X1 (IO)
0.69% 10/25/23
4
4,950,635 19,765
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X1 (IO)
0.74% 01/25/25

1,110,138 13,650

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.17% 05/25/46
4
$ 250,000 $ 12,321
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.21% 06/25/27
4
965,686 31,297
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF88, Class AL
(LIBOR USD 1-Month plus 0.33%)
4.47% 09/25/30
2
118,056 116,008
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ30, Class A1
0.53% 01/25/25 56,080 55,067
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 47,385 45,768
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ32, Class A1
0.52% 06/25/25 57,955 54,758
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.63% 09/25/25
4
2,887,105 44,127
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
104,932 102,078
503,929
U.S. Agency Mortgage-Backed — 10.44%
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
3.86% 12/01/34
2
579 568
Fannie Mae Pool AL0851
6.00% 10/01/40 1,763 1,849
Fannie Mae REMICS,
Series 1997-91, Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50% 11/25/23
2
1,456 17
Fannie Mae REMICS,
Series 2002-21, Class FB
(LIBOR USD 1-Month plus 0.90%)
5.29% 04/25/32
2
20,501 20,570
Fannie Mae REMICS,
Series 2002-53, Class FY
(LIBOR USD 1-Month plus 0.50%)
4.89% 08/25/32
2
72,026 71,880
Fannie Mae REMICS,
Series 2003-11, Class FA
(LIBOR USD 1-Month plus 1.00%)
5.39% 09/25/32
2
3,417 3,444
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2003-81, Class FE
(LIBOR USD 1-Month plus 0.50%)
4.89% 09/25/33
2
$ 24,869 $ 24,684
Fannie Mae REMICS,
Series 2006-48, Class FL
(LIBOR USD 1-Month plus 0.40%)
4.79% 06/25/36
2
32,622 32,163
Fannie Mae REMICS,
Series 2006-8, Class NF
(LIBOR USD 1-Month plus 0.37%)
4.76% 03/25/36
2
27,943 27,462
Fannie Mae REMICS,
Series 2008-12, Class FA
(LIBOR USD 1-Month plus 0.67%)
5.06% 03/25/38
2
87,960 87,477
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
4.79% 10/25/40
2
2,944 2,919
Fannie Mae REMICS,
Series 2010-74, Class AF
(LIBOR USD 1-Month plus 0.54%)
4.93% 07/25/37
2
28,680 28,384
Freddie Mac REMICS,
Series 2684, Class F
(LIBOR USD 1-Month plus 0.90%)
5.22% 01/15/33
2
3,100 3,133
Freddie Mac REMICS,
Series 3231, Class FB
(LIBOR USD 1-Month plus 0.35%)
4.67% 10/15/36
2
55,353 54,322
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
4.82% 06/15/42
2
8,115 7,950
UMBS (TBA)
2.50% 01/01/53 150,000 126,926
3.00% 01/01/53 575,000 504,393
3.50% 01/01/53 50,000 45,406
4.00% 01/01/53 225,000 210,976
4.50% 01/01/53 650,000 625,902
5.00% 01/01/53 1,125,000 1,108,521
2,988,946
Total Mortgage-Backed
(Cost $9,942,905) 8,953,245
MUNICIPAL BONDS — 1.23%*
Colorado — 0.46%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 135,000 130,387

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Maryland — 0.28%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 $ 80,000 $ 80,254
New York — 0.49%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 150,000 141,239
Total Municipal Bonds
(Cost $375,077) 351,880
Total Bonds — 79.33%
(Cost $24,176,246)
22,709,303
Issues Shares Value
COMMON STOCK — 0.07%
Communications — 0.07%
Intelsat Emergence SA
3,5,6,8
(Luxembourg) 772 18,682
Total Common Stock
(Cost $25,862)
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,8
(Luxembourg) 80 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,8
(Luxembourg) 80 —
—
Total Rights
(Cost $–) —
Issues Shares Value
MUTUAL FUNDS — 0.12%
Mutual Funds — 0.12%
SPDR S&P 500 ETF Trust
10
91 34,801
Total Mutual Funds
(Cost $34,970)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 20.55%
Money Market Funds — 3.74%
Dreyfus Government Cash Management Fund
4.19%
11
575,000 575,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
11
495,947 495,947
1,070,947
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 3.65%
Federal Home Loan Bank
1.04%
12
06/14/24 $ 500,000 $ 473,722
1.20%
12
12/23/24 495,000 462,424
1.61%
12
09/04/24 115,000 109,235
1,045,381
U.S. Treasury Bills — 13.16%
U.S. Treasury Bills
2.83%
12
01/05/23 1,800,000 1,799,637
4.50%
12
05/11/23 2,000,000 1,968,018
3,767,655
Total Short-Term Investments
(Cost $5,949,229) 5,883,983
Total Investments - 100.07%
(Cost $30,186,307) 28,646,769
Liabilities in Excess of Other Assets - (0.07)% (18,722)
Net Assets - 100.00% $ 28,628,047
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Non-income producing security.
7
Security is currently in default with regard to scheduled interest or principal payments.
8
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $52,085, which is 0.18% of total net assets.
9
Zero coupon bond. The rate shown is the effective yield as of December 31, 2022.
10
SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index
(the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500
Index. You can access the financial statements of this ETF by going to its homepage at
https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
11
Represents the current yield as of December 31, 2022.
12
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(ETF): Exchange-Traded Fund
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(SPDR): Standard & Poor’s Depositary Receipts
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E-mini Index 148 03/17/23 $ 28,575,100 $ (1,206,554) $ (1,206,554)

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
ALPHATRAK 500 FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 1,070,947 $ — $ — $ 1,070,947
U.S. Agency Discount Notes — 1,045,381 — 1,045,381
U.S. Treasury Bills 3,767,655 — — 3,767,655
Long-Term Investments:
Asset-Backed Securities — 4,142,796 — 4,142,796
Common Stock — — 18,682 18,682
Corporates — 9,261,382 — 9,261,382
Mortgage-Backed Securities — 8,919,842 33,403 8,953,245
Municipal Bonds — 351,880 — 351,880
Mutual Funds 34,801 — — 34,801
Rights — — — —
Other Financial Instruments
*
Liabilities:
Equity contracts (1,206,554) — — (1,206,554)
Total $ 3,666,849 $ 23,721,281 $ 52,085 $ 27,440,215
*Other financial instruments include futures. Equity contracts include futures.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
13 / December 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ALPHATRAK
500 FUND
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 23,160 $ 42,950
Accrued discounts/premiums — (9,207)
Realized gain (loss) — —
Change in unrealized (depreciation)* (4,478) (340)
Purchases — —
Sales — —
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
December 31, 2022
$ 18,682 $ 33,403
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(4,818) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
ALPHATRAK 500 FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Common Stock $18,682 Third-Party Vendor Vendor Prices $24.20 $24.20 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Mortgage-Backed
Securities-Non-Agency $19,399 Third-Party Vendor Vendor Prices $1.30 $1.30 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $14,004 Third-Party Vendor Vendor Prices $0.03 - $2.18 $2.17 Increase
Mortgage-Backed Securities-
U.S. Agency Commercial $— Broker Quote Offered Quote $— $— Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.